Acquisitions	9 Months Ended
Sep. 30, 2023
Acquisitions

5. Acquisitions

Acquisition of GameSquare Esports, Inc.

On April 11, 2023, GameSquare Esports, Inc. completed its plan of arrangement with Engine Gaming and Media, Inc. (“Engine”) resulting in Engine acquiring all the issued and outstanding securities of GameSquare Esports, Inc.

Resulting from the Arrangement, Engine acquired all issued and outstanding GameSquare Esports, Inc. shares based on one GameSquare Esports, Inc. share in exchange for 0.020655 of an Engine common share (the “Exchange Ratio”). Each outstanding option of GameSquare was exchanged for an Engine option entitling the holder to a number of Engine common shares, as adjusted on the basis of the Exchange Ratio, and be subject to exercise thereof in accordance with the terms of the options, including payment of the exercise price, which will also be adjusted based upon the Exchange Ratio. All other material terms of the options will remain the same. Each outstanding restricted share unit of GameSquare will be exchanged for an Engine restricted share unit entitling the holder to a number of Engine common shares, as adjusted on the basis of the Exchange Ratio. All other material terms of the restricted share units will remain the same. Each outstanding warrant of GameSquare will be adjusted pursuant to its governing contractual instrument to entitle the holder to receive, upon due exercise, Engine common shares, adjusted on the basis of the Exchange Ratio.

At completion of the Arrangement Engine Gaming and Media, Inc. changed its name to GameSquare Holdings, Inc.

All transaction costs associated with this acquisition were expensed as incurred. The loss attributed to acquiree’s operations from the acquisition date to September 30, 2023, was $3,157,891, with revenue of $17,104,697.

The acquisition was accounted for using the acquisition method of accounting under IFRS 3, Business Combinations, which requires that the Company recognize the identifiable assets acquired and the liabilities assumed at their fair values on the date of acquisition. The estimated fair values are preliminary and based on the information that was available as of that date.

The following preliminary table summarizes the consideration for the acquisition:

Purchase Price Consideration Paid	#	$

Common shares	6,380,083	39,684,000
Warrants - Equity	877,891	30,000
Options - Vested	237,996	1,210,000
RSUs - Vested	23,339	120,000
	7,519,309	41,044,000

The preliminary purchase price allocation is as follows:

Fair value of identifiable assets acquired
Cash	11,278,691
Restricted cash	47,455
Accounts and other receivables	7,464,661
Government remittances	1,064,103
Prepaid expenses and other current assets	744,699
Investment at FVTPL	3,188,749
Property and equipment	128,823
Goodwill	25,600,499
Intangible - Software	4,970,000
Intangible - Brand name	3,170,000
Intangible - Customer relationships	9,610,000
Right-of-use assets	4,042
Accounts payable	(12,578,714)
Accrued liabilities	(2,840,322)
Players liability account	(47,455)
Deferred revenue	(1,195,429)
Promissory notes payable	(450,083)
Warrant liability	(153,275)
Arbitration reserve	(1,469,753)
Lease liabilities	(381,358)
Convertible debt	(7,111,333)
41,044,000

As part of the settlement of the Locton case see (see Note 19), the promissory notes payable in the table above have been forgiven. The Company recognized a non-cash gain in the Gain (loss) from discontinued operations  line of the Condensed Interim  Consolidated Financial Statements for the three and nine months ended September 30, 2023.

Significant judgments and assumptions related to the valuation and useful lives of certain classes of assets acquired are as follows:

i) Intangible assets, software

The fair value of the software intangible assets was determined based on the relief from royalty method under the income approach. The software intangible asset was valued using Level 3 inputs which consisted of the following key inputs: (i) revenue projections; (ii) royalty rates of 3.0%, 6.0% and 10%; (iii) tax rates of 25.0%, 26.0%, and 26.5% (iv) discount rates of 10%, 11.5% and 12.0%; (v) long-term growth rate of 3.0%. These assets are amortized on a straight-line basis over the estimated useful life of five years.

ii) Intangible assets, brand

The fair value of the brand name intangible assets was determined based on the relief from royalty method under the income approach. The software intangible asset was valued using Level 3 inputs which consisted of the following key inputs: (i) revenue projections; (ii) royalty rates of 1.0%, 1.5% and 3.0%; (iii) tax rates of 25.0%, 26.0% and 26.5% (iv) discount rates of 12.0%, 12.5% and 13.0%; (v) long-term growth rate of 3.0%. These assets are amortized on a straight-line basis over the estimated useful life of ten years.

iii) Intangible assets, customer relationships

The fair value of the customer relationship intangible assets was determined based on the relief from royalty method under the income approach. The software intangible asset was valued using Level 3 inputs which consisted of the following key inputs: (i) revenue projections; (ii) attrition rates of 5.0%, 7.5%, and 15%; (iii) tax rates of 25.5%, 26.0%, and 27.0% (iv) discount rates of 12.5%,13.0%, and 13.5%. These assets are amortized on a straight-line basis over the estimated useful life of twenty years.

iv) Goodwill

The difference between the acquisition date fair value of the consideration transferred and the values assigned to the assets acquired and liabilities assumed represents goodwill of $25,600,499.

The goodwill recorded represents the following:

•	Cost savings and operating synergies expected to result from combining the operations of Engine with those of the Company.
•	Intangible assets that do not qualify for separate recognition such as the assembled workforce.